UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Brandywine Managers, LLC

Address:  7234 Lancaster Pike
          Hockessin, DE 19707


13F File Number: 28-06335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard E. Carlson
Title:  Secretary & Treasurer
Phone:  (302) 234-5750


Signature, Place and Date of Signing:


/s/ Richard E. Carlson           Hockessin, DE                    02/13/03
-----------------------     --------------------------    ----------------------
     [Signature]                [City, State]                      [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total: 23

Form 13F Information Table Value Total: $3,902
                                       (thousands)


List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                     FORM 13F INFORMATION TABLE



COLUMN 1                           COLUMN  2   COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8

                                   TITLE OF                VALUE       SHRS OR   SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                     CLASS       CUSIP      (X$1000)     PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
ADC Telecommunications inc         Common    000886101         25       12,200   SH        Shared-OTHER  1                  12,200
AT&T Wireless Services Inc         Common    00209A106         79       13,900   SH        Shared-OTHER  1                  13,900
Atmel Corp                         Common    049513104         37       16,650   SH        Shared-OTHER  1                  16,650
Chiquita Brands Intl Inc           Common    170032809        157       11,870   SH        Shared-OTHER  1                  11,870
Corning Inc                        Common    219350105         63       18,900   SH        Shared-OTHER  1                  18,900
Electroglas Inc                    Common    285324109         22       14,250   SH        Shared-OTHER  1                  14,250
W R Grace & Co DEL New             Common    38388F108         32       16,100   SH        Shared-OTHER  1                  16,100
Infonet Services Corp              Class B   45666T106         24       12,050   SH        Shared-OTHER  1                  12,050
JPS Industries, Inc.               Common    46624E405         60       17,275   SH        Shared-OTHER  1                  17,275
KCS Energy Inc                     Common    482434206         38       22,131   SH        Shared-OTHER  1                  22,131
Lucent Technologies Inc            Common    549463107         28       21,900   SH        Shared-OTHER  1                  21,900
Primedia Inc                       Common    74157K101         30       14,500   SH        Shared-OTHER  1                  14,500
TFC Enterprises Inc                Common    872388103         60       37,970   SH        Shared-OTHER  1                  37,970
Vitesse Semiconductor Corp         Common    928497106         23       10,600   SH        Shared-OTHER  1                  10,600
Wiltel Communications Group Inc    Common    972487102        228       14,438   SH        Shared-OTHER  1                  14,438
OMI Corp New                       Common    Y6476W104         76       18,500   SH        Shared-OTHER  1                  18,500
BROWN FORMAN CORP                  Class B   115637209        463        7,088   SH        Shared-OTHER  2                   7,088
KIMBERLY CLARK CORP                Common    494368103        374        7,881   SH        Shared-OTHER  2                   7,881
NEW YORK TIMES CO                  Class A   650111107        479       10,468   SH        Shared-OTHER  2                  10,468
PHILIP MORRIS COS INC              Common    718154107        311        7,673   SH        Shared-OTHER  2                   7,673
ALLERGAN INC                       Common    018490102        288        5,000   SH            Sole      None      5,000
EBAY INC                           Common    278642103        636        9,378   SH            Sole      None      9,378
TENET HEALTHCARE CORP              Common    88033G100        369       22,500   SH            Sole      None     22,500

                                                            3,902      343,222                                     36,878   306,344


01864.0001 #383641